Summary of Significant Accounting Policies (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Asset Impairment Charges
Impairment charges	$ 25		$ 34
Asset Impairment Charges, net of tax	26
Goodwill
Goodwill	5,720		5,835		$ 6,313
Goodwill impairment charge	0		30
TECO Energy
Goodwill
Goodwill	5,649
GBPC
Asset Impairment Charges
Asset Impairment Charges, net of tax				$ 18
Proceeds from Insurance Settlement, Operating Activities		$ 18
Goodwill
Goodwill	$ 68		70
Goodwill impairment charge			$ 30
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	5.00%